                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated March 16, 2001
                                     to the
             Prospectus for Institutional and Administrative Class
                         Shares Dated November 1, 2000

   DISCLOSURE RELATING TO PIMCO EQUITY INCOME AND PIMCO GROWTH & INCOME FUNDS

     Proposed Reorganization.  On March 14, 2001, the Board of Trustees of PIMCO
Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which PIMCO Equity Income Fund (the "Acquired Fund") is expected to reorganize with and into PIMCO Growth & Income Fund (the "Acquiring Fund"). The proposed transaction is referred to as the "Reorganization." The closing date (the "Closing Date") of the Reorganization is expected to be on or about June 22, 2001, although the Reorganization may be delayed.

     The Reorganization will take place by means of a transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of Merger Shares to the Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

     It is expected that the Reorganization will be treated as a tax-free reorganization. If, as expected, the Reorganization is tax-free, the Acquiring Fund will inherit any unrealized appreciation (or depreciation) on assets contributed by the Acquired Fund (after the realization of any gains or losses from the sale of assets by the Acquired Fund prior to the Reorganization, including sales made in anticipation of the Reorganization). In addition, Acquired Fund shareholders will end up owning shares of the Acquiring Fund and would therefore eventually be allocated a proportionate share of any taxable gains realized by the Acquiring Fund and not distributed to Acquiring Fund shareholders prior to the Reorganization. Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganization, including possible state and local tax consequences.

     PIMCO Advisors L.P. serves as the investment adviser to both the Acquired Fund and the Acquiring Fund. PIMCO Equity Advisors serves as the investment subadviser to both the Acquired Fund and the Acquiring Fund. Information about PIMCO Advisors L.P., PIMCO Equity Advisors, and the Funds' portfolio managers is set forth in the Prospectus under "Management of the Funds." Because the Acquiring Fund's advisory fee rate of 0.60% is 0.15% greater than the advisory fee rate payable by the Acquired Fund, shareholders of the Acquired Fund will bear a higher level of expenses after the Reorganization.

     In addition, in connection with the Reorganization, the following actions are being taken:

          (i) Except as noted below, after April 6, 2001, the Acquired Fund will no longer sell Institutional Class or Administrative Class shares to new investors or to existing shareholders, except to existing shareholders that are benefit plans (or the participants therein).

          (ii) After April 6, 2001, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

     The consummation of the Reorganization is subject to a number of conditions, including the approval of the shareholders of the Acquired Fund.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated March 16, 2001
                                     to the
                  Prospectus for Class A, Class B and Class C
                         Shares Dated November 1, 2000

   DISCLOSURE RELATING TO PIMCO EQUITY INCOME AND PIMCO GROWTH & INCOME FUNDS

     Proposed Reorganization.  On March 14, 2001, the Board of Trustees of PIMCO
Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which PIMCO Equity Income Fund (the "Acquired Fund") is expected to reorganize with and into PIMCO Growth & Income Fund (the "Acquiring Fund"). The proposed transaction is referred to as the "Reorganization." The closing date (the "Closing Date") of the Reorganization is expected to be on or about June 22, 2001, although the Reorganization may be delayed.

     The Reorganization will take place by means of a transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of Merger Shares to the Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

     It is expected that the Reorganization will be treated as a tax-free reorganization. If, as expected, the Reorganization is tax-free, the Acquiring Fund will inherit any unrealized appreciation (or depreciation) on assets contributed by the Acquired Fund (after the realization of any gains or losses from the sale of assets by the Acquired Fund prior to the Reorganization, including sales made in anticipation of the Reorganization). In addition, Acquired Fund shareholders will end up owning shares of the Acquiring Fund and would therefore eventually be allocated a proportionate share of any taxable gains realized by the Acquiring Fund and not distributed to Acquiring Fund shareholders prior to the Reorganization. Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganization, including possible state and local tax consequences.

     PIMCO Advisors L.P. serves as the investment adviser to both the Acquired Fund and the Acquiring Fund. PIMCO Equity Advisors serves as the investment subadviser to both the Acquired Fund and the Acquiring Fund. Information about PIMCO Advisors L.P., PIMCO Equity Advisors, and the Funds' portfolio managers is set forth in the Prospectus under "Management of the Funds." Because the Acquiring Fund's advisory fee rate of 0.60% is 0.15% greater than the advisory fee rate payable by the Acquired Fund, and because the administrative fee rate payable with respect to Class A, B and C shares of the Acquiring Fund (0.50%) is 0.10% higher than the Acquired Fund's administrative fee rate, shareholders of the Acquired Fund will bear a higher level of expenses after the Reorganization.

     In addition, in connection with the Reorganization, the following actions are being taken:

          (i) Except as noted below, after April 6, 2001, the Acquired Fund will no longer sell Class A, B or C shares to new investors or to existing shareholders. Participants in certain self-directed qualified benefit plans that owned Class A, Class B or Class C shares of the Acquired Fund as of March 14, 2001 for any single plan participant will be able to direct the purchase of the Acquired Fund's Class A, Class B or Class C shares by their plan account for so long as the plan continues to own such shares of the Acquired Fund for any plan participant.

          (ii) After April 6, 2001, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

     The consummation of the Reorganization is subject to a number of conditions, including the approval of the shareholders of the Acquired Fund.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated March 16, 2001
                                     to the
              Prospectus for Class D Shares Dated November 1, 2000

   DISCLOSURE RELATING TO PIMCO EQUITY INCOME AND PIMCO GROWTH & INCOME FUNDS

     Proposed Reorganization.  On March 14, 2001, the Board of Trustees of PIMCO
Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which PIMCO Equity Income Fund (the "Acquired Fund") is expected to reorganize with and into PIMCO Growth & Income Fund (the "Acquiring Fund"). The proposed transaction is referred to as the "Reorganization." The closing date (the "Closing Date") of the Reorganization is expected to be on or about June 22, 2001, although the Reorganization may be delayed.

     The Reorganization will take place by means of a transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of Merger Shares to the Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

     It is expected that the Reorganization will be treated as a tax-free reorganization. If, as expected, the Reorganization is tax-free, the Acquiring Fund will inherit any unrealized appreciation (or depreciation) on assets contributed by the Acquired Fund (after the realization of any gains or losses from the sale of assets by the Acquired Fund prior to the Reorganization, including sales made in anticipation of the Reorganization). In addition, Acquired Fund shareholders will end up owning shares of the Acquiring Fund and would therefore eventually be allocated a proportionate share of any taxable gains realized by the Acquiring Fund and not distributed to Acquiring Fund shareholders prior to the Reorganization. Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganization, including possible state and local tax consequences.

     PIMCO Advisors L.P. serves as the investment adviser to both the Acquired Fund and the Acquiring Fund. PIMCO Equity Advisors serves as the investment subadviser to both the Acquired Fund and the Acquiring Fund. Information about PIMCO Advisors L.P., PIMCO Equity Advisors, and the Funds' portfolio managers is set forth in the Prospectus under "Management of the Funds." Because the Acquiring Fund's advisory fee rate of 0.60% is 0.15% greater than the advisory fee rate payable by the Acquired Fund, and because the administrative fee rate payable with respect to Class D shares of the Acquiring Fund (0.75%) is 0.10% higher than the Acquired Fund's administrative fee rate, shareholders of the Acquired Fund will bear a higher level of expenses after the Reorganization.

     In addition, in connection with the Reorganization, the following actions are being taken:

          (i) Except as noted below, after April 6, 2001, the Acquired Fund will no longer sell Class D shares to new investors or to existing shareholders, except to existing shareholders that are benefit plans (or participants therein).

          (ii) After April 6, 2001, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

     The consummation of the Reorganization is subject to a number of conditions, including the approval of the shareholders of the Acquired Fund.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.